RELATED PARTIES BALANCES AND TRANSCATIONS	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS	RELATED PARTIES BALANCES AND TRANSACTIONS
24.1 – Related parties

The Company provides software and consultancy services to certain related parties. Outstanding receivable balances as of December 31, 2022 and 2021 are as follows:

	As of December 31,
Trade receivables	2022	2021
Enigma.art LLC	14	—
Total	14	—

	As of December 31,
Trade payables	2022	2021
Falcon Uru LLC	(574)	—
Total	(574)	—
During the year ended December 31, 2022, 2021 and 2020, the Company recognized the Company recognized the following transactions:

	For the year ended December 31,
	2022	2021	2020
Revenue
Enigma.art LLC	915	—	—
Studio Eter LLC	190	—	—
Total	1,105	—	—

	For the year ended December 31,
	2022	2021		2020
Costs of revenues and Selling, general and administrative expenses
Enigma.art LLC	(75)	—		—
Falcon Uru LLC	(780)	—		—
Total	(855)	—	—	—

24.2 – Compensation of key management personnel

The remuneration of directors and other members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2022	2021	2020

Salaries and bonuses	6,768	6,709	6,643
Total	6,768	6,709	6,643

The remuneration of directors and key executives is determined by the Board of Directors based on the performance of individuals and market trends.

During 2020, the Company granted 88,350, 895, 740 and 52,660 restricted stock units at a grant price of $130.99, $140.00, $170.00 and $189.53, respectively.

During 2021, the Company granted 55,500, 5,000, 1,564, 540, 702 and 468 restricted stock units at grant prices of $298.47, $297.49, $267.19, $232.11, $213.57 and $328.96, respectively.

During 2022, the Company granted 292, 2,220, 300, 78,317 and 324,380 restricted stock units at a grant price of $226, $210, $167, $219 and $138, respectively.